UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one): [ ] a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:   Greenhaven Associates, Inc.
        Three Manhattanville Road
        Purchase, NY 10577

Form 13F File Number: 28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Chris A. Wachenheim
Title:  Executive Vice President
Phone:  914-253-9374

Signature, Place, and Date of Signing:

/s/  Chris A. Wachenheim            Purchase, NY           August 13, 2008
------------------------            ------------           ---------------
     [Signature]                    [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: [If there are no entries in this list omit this section.]

Form 13F File Number                  Name

-------------------------             ----------------------------------
[Repeat as necessary.]

                          Greenhaven Associates, Inc.
                            13F as of June 30, 2008

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                 COL 1                COL 2       COL 3          COL 4      COL 5              COL 6                  COL 7
------------------------------------------------------------------------------------------------------------------------------------
                                     TITLE OF                   VALUE     PRINCIPAL                 SHARED
               SECURITY               CLASS       CUSIP         ($000)      AMOUNT        SOLE       OTHER       SOLE       NONE
------------------------------------------------------------------------------------------------------------------------------------
3M CO (MMM)                          COMMON     88579Y101      339,788    4,882,720      605,000   4,277,720    605,000   4,277,720
------------------------------------------------------------------------------------------------------------------------------------
Advance Auto Parts (AAP)             COMMON     00751Y106       72,369    1,863,750                1,863,750              1,863,750
------------------------------------------------------------------------------------------------------------------------------------
American Int'l Group (AIG)           COMMON     026874107      195,869    7,402,470    1,247,750   6,154,720  1,247,750   6,154,720
------------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe (BNI)   COMMON     12189T104       50,040      500,950                  500,950                500,950
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc. (C)                   COMMON     172967101       72,803    4,343,825      585,000   3,758,825    585,000   3,758,825
------------------------------------------------------------------------------------------------------------------------------------
FedEx Corp (FDX)                     COMMON     31428X106      248,928    3,159,390      457,100   2,702,290    457,100   2,702,290
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co (GE)             COMMON     369604103      376,158   14,093,600    2,536,000  11,557,600  2,536,000  11,557,600
------------------------------------------------------------------------------------------------------------------------------------
Hartford Financial (HIG)             COMMON     416515104      364,649    5,647,350    1,187,750   4,459,600  1,187,750   4,459,600
------------------------------------------------------------------------------------------------------------------------------------
Honda Motors (HMC)                   COMMON     438128308      201,466    5,920,250      242,500   5,677,750    242,500   5,677,750
------------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp (NSC)          COMMON     655844108       12,064      192,500                  192,500                192,500
------------------------------------------------------------------------------------------------------------------------------------
Plains All Amer Pipeline LP (PAA)    COMMON     726503105        7,669      170,000       35,000     135,000     35,000     135,000
------------------------------------------------------------------------------------------------------------------------------------
RHJ International (RHJIF)            COMMON     749561205       20,542    1,646,025    1,198,900     447,125  1,198,900     447,125
------------------------------------------------------------------------------------------------------------------------------------
Smurfit Stone (SSCC)                 COMMON     832727101       20,676    5,080,000    2,455,000   2,625,000  2,455,000   2,625,000
------------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp [TM]               COMMON     892331307      311,572    3,314,600      487,500   2,827,100    487,500   2,827,100
------------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp (UNP)             COMMON     907818108      194,009    2,569,660        6,600   2,563,060      6,600   2,563,060
------------------------------------------------------------------------------------------------------------------------------------
UNUM Group (UNM)                     COMMON     91529Y106      105,535    5,160,615      538,600   4,622,015    538,600   4,622,015
------------------------------------------------------------------------------------------------------------------------------------
Xerox Corp (XRX)                     COMMON     984121103       26,517    1,955,500                1,955,500              1,955,500
------------------------------------------------------------------------------------------------------------------------------------
                                                             2,620,655
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